Pioneer High Yield Fund

Schedule of Investments | July 31, 2019

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCKS - 0.2% of Net Assets
	Health Care Providers & Services - 0.1%
255,259(a)	BioScrip, Inc.	$722,383
	Total Health Care Providers & Services	$722,383
	Oil, Gas & Consumable Fuels - 0.1%
6,967,063^(a)	Ascent CNR Corp.	$1,045,060
	Total Oil, Gas & Consumable Fuels	$1,045,060
	TOTAL COMMON STOCKS
	(Cost $1,848,137)	$1,767,443
	CONVERTIBLE PREFERRED STOCKS - 1.5% of Net Assets
	Banks - 1.5%
3,500(b)	Bank of America Corp., 7.25%	$4,961,040
4,715(b)	Wells Fargo & Co., 7.5%	6,556,490
	Total Banks	$11,517,530
	Health Care Providers & Services - 0.0%†
742^(a)	BioScrip, Inc.	$112,946
	Total Health Care Providers & Services	$112,946
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $9,974,673)	$11,630,476
	PREFERRED STOCK - 0.4% of Net Assets
	Consumer Finance - 0.4%
97,845(c)	GMAC Capital Trust I, 8.303% (3 Month USD LIBOR + 579 bps), 2/15/40	$2,579,194
	Total Consumer Finance	$2,579,194
	TOTAL PREFERRED STOCK
	(Cost $2,331,191)	$2,579,194

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITY - 0.2% of Net Assets
750,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$775,429

	TOTAL ASSET BACKED SECURITY
	(Cost $750,000)	$775,429
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9% of Net Assets
1,905,191(c)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 5.861%, 2/10/51 (144A)	$1,873,051
188,485(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.614%, 5/15/46	198,248
273,937	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	184,262
2,513,900(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	1,503,211
600,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168%, 4/15/46	541,474
1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.744%, 8/15/47 (144A)	1,210,593
1,100,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.59%, 2/25/52 (144A)	972,423
200,000(c)	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.23%, 6/15/44 (144A)	198,633
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,462,294)	$6,681,895
	CONVERTIBLE CORPORATE BONDS - 4.0% of Net Assets
	Biotechnology - 1.2%
2,412,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$2,115,996
3,275,000	Insmed, Inc., 1.75%, 1/15/25	2,967,126
3,733,000	Medicines Co., 2.75%, 7/15/23	3,700,599
	Total Biotechnology	$8,783,721
	Commercial Services - 0.1%
1,248,750	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$1,134,302
	Total Commercial Services	$1,134,302
	Computers - 0.3%
2,172,000	Pure Storage, Inc., 0.125%, 4/15/23	$2,091,329
	Total Computers	$2,091,329
	Healthcare-Products - 0.4%
2,691,000	Wright Medical Group, Inc., 1.625%, 6/15/23	$2,920,569
	Total Healthcare-Products	$2,920,569
	Internet - 0.4%
2,871,000	Palo Alto Networks, Inc., 0.75%, 7/1/23 (144A)	$3,153,721
	Total Internet	$3,153,721
	Media - 0.4%
3,351,000	DISH Network Corp., 2.375%, 3/15/24	$2,979,207
	Total Media	$2,979,207
	Oil & Gas - 0.4%
3,270,000	Oasis Petroleum, Inc., 2.625%, 9/15/23	$2,851,666
	Total Oil & Gas	$2,851,666
	Semiconductors - 0.2%
1,372,000	ON Semiconductor Corp., 1.625%, 10/15/23	$1,741,483
	Total Semiconductors	$1,741,483

Principal
Amount
USD ($)		Value
	Software - 0.3%
2,349,000	Akamai Technologies, Inc., 0.125%, 5/1/25	$2,640,759
	Total Software	$2,640,759
	Transportation - 0.3%
2,170,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$2,144,448
	Total Transportation	$2,144,448
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $30,613,484)	$30,441,205
	CORPORATE BONDS - 78.0% of Net Assets
	Advertising - 0.7%
6,166,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$5,564,815
	Total Advertising	$5,564,815
	Aerospace & Defense - 1.0%
3,850,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$3,845,187
1,550,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	1,576,156
2,280,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	2,308,500
	Total Aerospace & Defense	$7,729,843
	Agriculture - 0.2%
1,749,000	Darling Ingredients, Inc., 5.25%, 4/15/27 (144A)	$1,823,332
	Total Agriculture	$1,823,332
	Auto Parts & Equipment - 1.2%
5,401,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$5,380,746
4,460,000	Titan International, Inc., 6.5%, 11/30/23	3,891,350
	Total Auto Parts & Equipment	$9,272,096
	Banks - 2.7%
3,850,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$3,922,188
1,097,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	1,161,449
4,000,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	3,480,000
4,135,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	3,607,787
1,600,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	1,594,000
3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,414,170
604,000(b)(c)	Societe Generale SA, 8.0% (5 Year USD 1100 Run ICE Swap Rate + 587 bps) (144A)	671,195
1,500,000(b)(c)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	1,582,500
1,141,000(b)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	1,190,821
	Total Banks	$20,624,110
	Building Materials - 1.4%
1,509,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$1,493,910
2,372,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	2,455,020
1,993,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	2,097,632
1,592,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	1,631,784
2,918,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	3,085,785
	Total Building Materials	$10,764,131
	Chemicals - 4.2%
1,437,000	CF Industries, Inc., 4.95%, 6/1/43	$1,313,059
2,607,000	CF Industries, Inc., 5.375%, 3/15/44	2,450,580
4,352,000	Chemours Co., 7.0%, 5/15/25	4,268,735
3,817,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	3,778,830
3,125,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	3,219,375
859,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	884,770
1,000,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	945,000
3,600,000	OCI NV, 6.625%, 4/15/23 (144A)	3,744,000
3,765,000	Olin Corp., 5.0%, 2/1/30	3,660,333
1,000,000	Olin Corp., 5.625%, 8/1/29	1,026,250
4,347,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	4,113,349
2,348,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	2,248,445
	Total Chemicals	$31,652,726
	Coal - 0.6%
4,474,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$4,434,629
	Total Coal	$4,434,629
	Commercial Services - 5.0%
1,814,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$1,827,605
3,141,000	Brink's Co., 4.625%, 10/15/27 (144A)	3,195,967
3,184,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	3,156,140
2,302,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	2,359,550
3,050,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	3,118,625
3,973,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	3,977,966
1,950,000	Hertz Corp., 7.125%, 8/1/26 (144A)	1,991,535
1,275,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	1,300,526
1,335,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	1,391,738
3,535,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	3,713,959
2,365,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,927,475
1,950,000	United Rentals North America, Inc., 5.25%, 1/15/30	1,994,714
2,020,000	United Rentals North America, Inc., 5.5%, 5/15/27	2,123,525
1,746,000	United Rentals North America, Inc., 6.5%, 12/15/26	1,898,251
3,249,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	3,463,531
	Total Commercial Services	$37,441,107

	Principal
	Amount
	USD ($)		Value
		Computers - 0.3%
	2,100,000	Western Digital Corp., 4.75%, 2/15/26	$2,076,375
		Total Computers	$2,076,375
		Diversified Finance Services - 1.3%
	2,550,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$2,620,125
	470,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	488,213
	3,535,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	3,702,913
	3,317,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	3,307,447
		Total Diversified Finance Services	$10,118,698
		Electric - 1.2%
	2,546,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	$2,640,711
	304,889	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	327,375
	860,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	824,525
	1,155,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	1,140,124
	4,102,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	4,327,610
		Total Electric	$9,260,345
		Electrical Components & Equipment - 0.3%
EUR	1,530,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$1,810,567
	344,000	Energizer Holdings, Inc., 6.375%, 7/15/26 (144A)	358,620
		Total Electrical Components & Equipment	$2,169,187
		Entertainment - 2.8%
	3,743,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	$3,734,765
	1,551,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	1,637,127
	3,514,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	3,909,325
	903,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	916,997
	1,450,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	1,482,625
	6,000,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	6,421,680
	2,618,000	Scientific Games International, Inc., 10.0%, 12/1/22	2,729,317
		Total Entertainment	$20,831,836
		Environmental Control - 1.9%
	4,182,000	Covanta Holding Corp., 6.0%, 1/1/27	$4,317,915
	3,582,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	3,631,253
	2,155,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	2,359,725
	3,668,000	Tervita Corp., 7.625%, 12/1/21 (144A)	3,741,360
		Total Environmental Control	$14,050,253
		Food - 3.8%
	3,765,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$3,840,300
	1,178,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	1,298,009
	2,241,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	2,241,000
	2,800,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	2,436,000
	1,752,000	Ingles Markets, Inc., 5.75%, 6/15/23	1,787,040
	2,738,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,951,564
	3,750,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	3,750,000
	1,740,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	1,868,325
	1,838,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	1,929,900
	2,306,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	2,372,298
	4,265,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	3,902,475
		Total Food	$28,376,911
		Forest Products & Paper - 0.5%
	3,718,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$3,801,655
		Total Forest Products & Paper	$3,801,655
		Healthcare-Services - 3.6%
	4,515,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$4,459,465
	2,291,000	Centene Corp., 5.375%, 6/1/26 (144A)	2,419,869
	800,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	766,000
	3,733,000	HCA, Inc., 5.375%, 2/1/25	4,037,090
	847,000	HCA, Inc., 5.625%, 9/1/28	933,987
	563,000	HCA, Inc., 5.875%, 2/1/29	628,449
	3,465,000	Molina Healthcare, Inc., 5.375%, 11/15/22	3,617,703
	2,420,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,576,574
	3,667,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	3,621,163
	4,075,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	4,228,668
		Total Healthcare-Services	$27,288,968
		Holding Companies-Diversified - 0.4%
	2,900,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,871,000
		Total Holding Companies-Diversified	$2,871,000
		Home Builders - 3.5%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$1,830,000
	6,095,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	6,034,050
	4,767,000	KB Home, 6.875%, 6/15/27	5,213,906
	1,465,000	Lennar Corp., 4.75%, 11/15/22	1,516,451
	4,790,000	Lennar Corp., 4.75%, 11/29/27	5,029,500
	2,578,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	2,694,010
	4,090,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	4,294,500
		Total Home Builders	$26,612,417

Principal
Amount
USD ($)		Value
	Home Furnishings - 0.2%
1,572,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$1,648,651
	Total Home Furnishings	$1,648,651
	Insurance - 0.4%
2,468,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$2,665,440
	Total Insurance	$2,665,440
	Internet - 0.5%
3,907,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$4,112,117
	Total Internet	$4,112,117
	Iron & Steel - 0.8%
1,230,000	Commercial Metals Co., 5.375%, 7/15/27	$1,236,150
4,310,000	Commercial Metals Co., 5.75%, 4/15/26	4,439,300
	Total Iron & Steel	$5,675,450
	Leisure Time - 0.9%
4,640,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$4,802,400
1,850,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	1,884,687
	Total Leisure Time	$6,687,087
	Lodging - 0.3%
2,486,000	MGM Resorts International, 5.5%, 4/15/27	$2,635,881
	Total Lodging	$2,635,881
	Machinery-Diversified - 0.6%
4,329,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$4,632,030
	Total Machinery-Diversified	$4,632,030
	Media - 5.6%
3,532,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	$3,739,505
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	2,350,227
4,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	4,661,560
2,496,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	2,708,160
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	2,085,000
2,863,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	2,991,835
2,005,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	2,100,238
1,670,000	CSC Holdings LLC, 6.625%, 10/15/25 (144A)	1,774,375
2,672,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	2,942,540
905,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (144A)	919,706
3,783,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	3,865,753
2,650,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	2,749,375
936,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	1,023,750
2,693,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	2,798,162
1,283,000	Sirius XM Radio, Inc., 4.625%, 7/15/24 (144A)	1,320,592
2,283,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	2,385,735
1,575,000	Sirius XM Radio, Inc., 5.5%, 7/1/29 (144A)	1,647,844
	Total Media	$42,064,357
	Mining - 1.8%
2,550,000	Coeur Mining, Inc., 5.875%, 6/1/24	$2,489,437
1,689,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	1,596,105
2,096,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	2,156,260
2,008,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	2,080,830
1,942,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	2,051,529
3,235,000	Novelis Corp., 5.875%, 9/30/26 (144A)	3,352,269
	Total Mining	$13,726,430
	Miscellaneous Manufacturers - 1.2%
2,600,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$2,665,000
1,650,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	1,720,125
4,130,000	EnPro Industries, Inc., 5.75%, 10/15/26	4,264,225
	Total Miscellaneous Manufacturers	$8,649,350
	Oil & Gas - 7.2%
1,609,000	Centennial Resource Production LLC, 6.875%, 4/1/27 (144A)	$1,568,775
3,242,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	3,169,055
1,050,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	853,125
3,340,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	2,889,100
2,060,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,585,994
5,198,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	4,379,315
1,559,000	Jagged Peak Energy LLC, 5.875%, 5/1/26	1,481,050
1,025,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,025,000
859,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	820,156
4,054,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	4,084,405
3,141,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,126,394
1,790,000	Parkland Fuel Corp., 5.875%, 7/15/27 (144A)	1,841,463
540,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	544,050
1,900,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	1,961,750
2,888,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (144A)	2,992,690
1,965,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	2,039,277
4,172,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	3,838,240
265,000	SM Energy Co., 6.125%, 11/15/22	259,038
4,606,000	SM Energy Co., 6.75%, 9/15/26	4,145,400
3,450,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	3,243,000
1,823,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	1,827,558

	Principal
	Amount
	USD ($)		Value
		Oil & Gas - (continued)
	4,003,000	Whiting Petroleum Corp., 6.625%, 1/15/26	$3,772,828
	1,900,000	WPX Energy, Inc., 5.25%, 9/15/24	1,909,500
	670,000	WPX Energy, Inc., 8.25%, 8/1/23	753,750
		Total Oil & Gas	$54,110,913
		Oil & Gas Services - 1.4%
	2,635,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$2,671,231
	2,700,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,841,750
	1,448,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,469,720
	1,961,000	FTS International, Inc., 6.25%, 5/1/22	1,745,290
	795,000	SESI LLC, 7.75%, 9/15/24	477,000
	1,300,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	1,351,883
		Total Oil & Gas Services	$10,556,874
		Packaging & Containers - 1.9%
EUR	950,000(d)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$1,089,982
	950,000(d)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	978,500
	2,160,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	2,230,200
	4,453,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	5,232,275
	3,687,000	Greif, Inc., 6.5%, 3/1/27 (144A)	3,843,697
	1,060,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	951,668
		Total Packaging & Containers	$14,326,322
		Pharmaceuticals - 3.2%
	2,087,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$2,298,517
	2,470,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	2,568,800
	3,074,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	3,096,133
	935,000	Bausch Health Cos., Inc., 6.5%, 3/15/22 (144A)	969,361
	1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,318,750
	893,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	925,371
	893,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	928,166
	3,011,000	BioScrip, Inc., 8.875%, 2/15/21	3,063,692
	1,460,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	876,000
	3,552,000	Horizon Pharma USA, Inc., 5.5%, 8/1/27 (144A)	3,644,778
	1,757,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	1,815,684
	370,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	399,452
	2,483,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,253,322
		Total Pharmaceuticals	$24,158,026
		Pipelines - 5.6%
	4,078,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$3,955,660
	2,639,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	2,652,195
	5,833,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	6,350,096
	913,000	DCP Midstream Operating LP, 3.875%, 3/15/23	925,554
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,162,000
	2,800,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,807,000
	1,414,000	Energy Transfer Operating LP, 5.875%, 1/15/24	1,570,423
	68,000	EnLink Midstream LLC, 5.375%, 6/1/29	70,105
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	575,400
	1,973,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,706,645
	2,760,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	2,722,050
	2,190,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	2,173,575
	3,950,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	4,048,750
	992,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	994,480
	1,545,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	1,606,317
	2,200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	2,255,000
	2,695,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,697,560
	552,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	601,001
	1,204,000	Williams Cos., Inc., 5.75%, 6/24/44	1,400,225
		Total Pipelines	$42,274,036
		REITs - 1.5%
	6,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$5,955,000
	2,453,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	2,484,398
	1,225,000	MPT Operating Partnership LP/MPT Finance Corp., 5.0%, 10/15/27	1,267,875
	2,075,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	1,979,031
		Total REITs	$11,686,304
		Retail - 1.5%
	2,560,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$2,374,400
	2,735,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	2,864,913
	900,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	750,938
	5,165,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	4,997,137
		Total Retail	$10,987,388
		Software - 1.2%
	2,750,000	First Data Corp., 5.0%, 1/15/24 (144A)	$2,817,375
	3,350,000	First Data Corp., 5.75%, 1/15/24 (144A)	3,446,480
	817,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	747,555
	2,137,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	2,222,480
		Total Software	$9,233,890

Principal
Amount
USD ($)		Value
	Telecommunications - 5.6%
1,645,000	Altice France SA, 8.125%, 2/1/27 (144A)	$1,790,994
1,996,000	CenturyLink, Inc., 5.8%, 3/15/22	2,075,840
2,575,000	CenturyLink, Inc., 6.45%, 6/15/21	2,700,660
1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	1,064,785
1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	1,273,594
2,000,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	1,954,400
2,500,000	Frontier Communications Corp., 8.75%, 4/15/22	1,512,500
3,600,000	Frontier Communications Corp., 11.0%, 9/15/25	2,092,500
475,000	Level 3 Financing, Inc., 5.375%, 5/1/25	490,437
16,173,000	Sprint Corp., 7.25%, 9/15/21	17,365,759
2,050,000	T-Mobile USA, Inc., 4.75%, 2/1/28	2,106,375
3,445,000	T-Mobile USA, Inc., 5.125%, 4/15/25	3,565,575
700,000	T-Mobile USA, Inc., 6.0%, 4/15/24	730,632
860,000	T-Mobile USA, Inc., 6.5%, 1/15/26	915,642
2,550,000(e)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,594,625
	Total Telecommunications	$42,234,318
	Transportation - 0.0%†
3,500,000(e)	syncreon Group BV/syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$175,000
	Total Transportation	$175,000
	TOTAL CORPORATE BONDS
	(Cost $582,384,654)	$589,004,298
	INSURANCE-LINKED SECURITIES - 3.3% of Net Assets(f)
	Catastrophe Linked Bonds - 1.2%
	Earthquakes - California - 0.2%
500,000(g)	Ursa Re, 6.039% (3 Month U.S. Treasury Bill + 400 bps), 12/10/19 (144A)	$494,650
800,000(g)	Ursa Re, 8.039% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	791,200
		$1,285,850
	Earthquakes - Mexico - 0.1%
350,000(g)	International Bank for Reconstruction & Development, 10.568% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$347,235

	Earthquakes - Peru - 0.0%†
350,000(g)	International Bank for Reconstruction & Development, 8.318% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$342,895

	Multiperil - U.S. - 0.6%
750,000(g)	Caelus Re V, 2.062% (1 Month U.S. Treasury Bill + 1 bps), 6/5/20 (144A)	$75
450,000(g)	Caelus Re V, 9.877% (3 Month U.S. Treasury Bill + 782 bps), 6/7/21 (144A)	351,000
1,000,000(g)	Kilimanjaro Re, 8.796% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	989,000
1,250,000(g)	Kilimanjaro Re, 11.296% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	1,228,125
1,000,000(g)	Kilimanjaro II Re, 11.403% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	967,700
1,000,000(g)	Residential Reinsurance 2016, 7.474% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	965,700
		$4,501,600
	Multiperil - Worldwide - 0.3%
600,000(g)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	$597,660
600,000(g)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	592,980
600,000(g)	Galilei Re, 8.661% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	595,200
250,000(g)	Galilei Re, 10.491% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	246,625
250,000(g)	Galilei Re, 10.511% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	245,975
		$2,278,440
	Pandemic - Worldwide - 0.0%†
400,000(g)	International Bank for Reconstruction & Development, 13.313% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	$108,000
	Total Catastrophe Linked Bonds	$8,864,020

Face
Amount
USD ($)		Value
	Collateralized Reinsurance - 0.6%
	Multiperil - U.S. - 0.1%
250,000+(a)(h)	Dingle Re 2019, 2/1/20	$236,065
500,000+(a)(h)	Kingsbarns Re 2017, 5/15/20	500
400,000+(a)(h)	Riviera Re 2019, 5/31/20	383,705
		$620,270
	Multiperil - Worldwide - 0.4%
1,000,000+(a)(h)	Cypress Re 2017, 1/10/20	$18,200
555,123+(a)(h)	Dartmouth Re 2018, 1/15/20	299,989
138,698+(a)(h)	Dartmouth Re 2019, 1/31/20	119,320
584,814+(a)(h)	Gloucester Re 2018, 1/15/20	254,394
225,000+(a)(h)	Gloucester Re 2019, 1/31/20	216,005
553,354+(h)	Kilarney Re 2018, 4/15/20	279,333
24,000+(h)	Limestone Re 2016-1, 8/31/21	58,826
24,000+(h)	Limestone Re 2016-1, 8/31/21	58,826
350,000+(a)(h)	Limestone Re 2019-2, 10/1/23 (144A)	350,700
400,000+(h)	Merion Re 2018, 12/31/21	25,400
415,430+(a)(h)	Merion Re 2019-1, 12/31/22	373,259
250,000+(a)(h)	Old Head Re 2019, 12/31/22	224,664
333,342+(a)(h)	Oyster Bay Re 2018, 1/15/20	302,541
350,000+(h)	Resilience Re, 12/14/19	2,800

Face
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
800,000+(a)(h)	Resilience Re, 4/6/20	$80
340,299+(a)(h)	Seminole Re 2018, 1/15/20	140,373
85,714+(a)(h)	Seminole Re 2019, 1/31/20	77,144
442,599+(a)(h)	Walton Health Re 2018, 6/15/20	221,300
250,000+(a)(h)	Wentworth Re 2019-1, 12/31/22	233,485
		$3,256,639
	Windstorm - Florida - 0.1%
400,000+(h)	Formby Re 2018, 8/31/19	$126,746
138,027+(a)(h)	Formby Re 2018-2, 9/30/19	1,132
750,000+(a)(h)	Portrush Re 2017, 6/15/20	497,175
		$625,053
	Windstorm - U.S. Regional - 0.0%†
500,000+(a)(h)	Oakmont Re 2017, 4/15/20	$14,700
350,000+(a)(h)	Oakmont Re 2019, 4/30/20	333,610
		$348,310
	Total Collateralized Reinsurance	$4,850,272
	Reinsurance Sidecars - 1.5%
	Multiperil - U.S. - 0.3%
4,500,000+(a)(h)	Carnoustie Re 2015, 7/1/20	$14,400
3,600,000+(a)(h)	Carnoustie Re 2016, 11/30/20	97,200
1,500,000+(a)(h)	Carnoustie Re 2017, 11/30/21	381,300
300,000+(a)(h)	Carnoustie Re 2018, 12/31/21	29,940
1,400,000+(a)(i)	Harambee Re 2018, 12/31/21	232,400
973,488+(a)(i)	Harambee Re 2019, 12/31/22	1,000,356
1,500,000+(a)(h)	Prestwick Re 2015-1, 7/31/20	25,500
		$1,781,096
	Multiperil - Worldwide - 1.2%
700,000+(a)(h)	Alturas Re 2019-2, 3/10/22	$716,800
1,000,000+(a)(h)	Arlington Re 2015, 2/1/20	48,600
1,000,000+(a)(h)	Bantry Re 2016, 3/30/20	80,600
500,000+(a)(h)	Bantry Re 2017, 3/31/20	158,550
400,000+(a)(h)	Bantry Re 2018, 12/31/21	24,560
400,000+(a)(h)	Bantry Re 2019, 12/31/22	410,949
2,152,482+(h)	Berwick Re 2018-1, 12/31/21	343,751
1,150,000+(a)(h)	Berwick Re 2019-1, 12/31/22	1,198,572
400,000+(a)(i)	Blue Lotus Re 2018, 12/31/21	431,760
15,000+(a)(h)	Eden Re II, 3/22/22 (144A)	35,747
37,500+(a)(h)	Eden Re II, 3/22/22 (144A)	79,801
785,000+(a)(h)	Eden Re II, 3/22/23 (144A)	846,465
2,400,000+(h)	Gleneagles Re 2016, 11/30/20	74,880
400,000+(a)(h)	Gleneagles Re 2018, 12/31/21	47,320
12,000+(a)(h)	Limestone Re 2018, 3/1/22	45,268
800,000+(a)(i)	Lorenz Re 2017, 3/31/20	13,680
800,000+(a)(i)	Lorenz Re 2018, 7/1/21	164,880
411,569+(a)(i)	Lorenz Re 2019, 6/30/22	419,060
900,000+(a)(h)	Merion Re 2018-2, 12/31/21	917,724
4,500,000+(h)	Pangaea Re 2015-1, 2/1/20	5,850
5,800,000+(h)	Pangaea Re 2015-2, 11/30/19	5,220
4,200,000+(h)	Pangaea Re 2016-1, 11/30/20	13,860
2,000,000+(h)	Pangaea Re 2016-2, 11/30/20	7,200
1,100,000+(h)	Pangaea Re 2017-1, 11/30/21	17,710
500,000+(a)(h)	Pangaea Re 2018-1, 12/31/21	29,400
500,000+(a)(h)	Pangaea Re 2018-3, 7/1/22	24,800
409,624+(a)(h)	Pangaea Re 2019-1, 2/1/23	420,561
367,657+(a)(h)	Pangaea Re 2019-3, 7/1/23	377,473
1,000,000+(a)(h)	St. Andrews Re 2017-1, 2/1/20	67,800
868,992+(a)(h)	St. Andrews Re 2017-4, 6/1/20	85,509
250,000+(a)(i)	Thopas Re 2018, 12/31/21	25,300
600,000+(a)(i)	Thopas Re 2019, 12/31/22	633,420
1,100,000+(a)(h)	Versutus Re 2017, 11/30/21	8,470
450,000+(a)(h)	Versutus Re 2018, 12/31/21	1,260
397,146+(a)(h)	Versutus Re 2019-A, 12/31/21	417,083
52,853+(a)(h)	Versutus Re 2019-B, 12/31/21	55,506
300,000+(a)(i)	Viribus Re 2018, 12/31/21	71,520
127,384+(a)(i)	Viribus Re 2019, 12/31/22	138,072
405,831+(a)(h)	Woburn Re 2018, 12/31/21	172,478
419,863+(a)(h)	Woburn Re 2019, 12/31/22	438,844
		$9,076,303
	Total Reinsurance Sidecars	$10,857,399
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $26,542,866)	$24,571,691

Principal
Amount
USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.5% of Net Assets*(g)
	Automobile - 0.6%
2,262	Allison Transmission, Inc., Initial Term Loan, 4.261% (LIBOR + 200 bps), 3/29/26	$2,278
4,799,850	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.125% (LIBOR + 275 bps), 3/7/24	4,814,849
	Total Automobile	$4,817,127
	Buildings & Real Estate - 0.1%
806,426	Builders FirstSource, Inc., Refinancing Term Loan, 5.33% (LIBOR + 300 bps), 2/29/24	$806,846
	Total Buildings & Real Estate	$806,846
	Computers & Electronics - 0.3%
2,058,711	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.984% (LIBOR + 175 bps), 3/31/23	$2,055,710
	Total Computers & Electronics	$2,055,710
	Diversified & Conglomerate Service - 0.0%†
44,917	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 6.49% (LIBOR + 425 bps), 3/9/26	$ 45,218
2,971	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term C Loan, 6.49% (LIBOR + 425 bps), 3/9/26	2,991
	Total Diversified & Conglomerate Service	$48,209
	Healthcare, Education & Childcare - 0.6%
1,058,750	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.734% (LIBOR + 450 bps), 10/24/23	$1,009,783
3,663,184	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.769% (LIBOR + 450 bps), 11/16/25	3,685,508
	Total Healthcare, Education & Childcare	$4,695,291
	Media - 0.3%
2,050,000	Diamond Sports Group LLC, Term Loan, 0.0%, 7/17/26	$2,055,752
	Total Media	$2,055,752
	Metals & Mining - 0.3%
2,425,500	Aleris International, Inc., Initial Term Loan, 6.984% (LIBOR + 475 bps), 2/27/23	$2,434,596
	Total Metals & Mining	$2,434,596
	Oil & Gas - 0.4%
3,229,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.984% (LIBOR + 675 bps), 10/29/25	$2,744,650
	Total Oil & Gas	$2,744,650
	Personal, Food & Miscellaneous Services - 0.4%
3,874,427	Revlon Consumer Products Corp., Initial Term Loan B, 6.022% (LIBOR + 350 bps), 9/7/23	$3,283,577
	Total Personal, Food & Miscellaneous Services	$3,283,577
	Retail - 0.2%
1,975,564	Neiman Marcus Group, Ltd. LLC, Cash Pay Extended Term Loan, 8.38% (LIBOR + 600 bps), 10/25/23	$1,699,479
	Total Retail	$1,699,479
	Telecommunications - 1.2%
3,725,000	Commscope, Inc., Initial Term Loan, 5.484% (LIBOR + 325 bps), 4/6/26	$3,736,037
5,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.484% (LIBOR + 225 bps), 2/22/24	5,010,155
	Total Telecommunications	$8,746,192
	Utilities - 0.1%
647,800	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.234% (LIBOR + 200 bps), 8/4/23	$649,552
	Total Utilities	$649,552
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $34,904,099)	$34,036,981
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0% of Net Assets
28,500,000(j)	U.S. Treasury Bills, 8/6/19	$28,492,047
12,000,000(j)	U.S. Treasury Bills, 8/20/19	11,987,147
5,000,000(j)	U.S. Treasury Bills, 8/27/19	4,992,907
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $45,470,839)	$45,472,101

Shares		Value
	RIGHTS/WARRANTS - 0.0%† of Net Assets
	Oil, Gas & Consumable Fuels - 0.0%†
4,728,525(k)	ANR, Inc.	$52,014
2,136^(a)(l)	BioScrip, Inc.	1,367
2,136^(a)(m)	BioScrip, Inc.	1,709
921(a)(n)	Contura Energy, Inc.	8,289
7,233^(a)(o)	Midstates Petroleum Co., Inc.	–
	Total Oil, Gas & Consumable Fuels	$63,379
	TOTAL RIGHTS/WARRANTS
	(Cost $598,120)	$63,379

Principal
Amount
USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets
	REPURCHASE AGREEMENTS - 0.3%
1,080,000	2.53%, $1,080,000 ScotiaBank, 2.53%, dated 7/31/19 plus accrued interest on 8/1/19	$1,080,000
	collateralized by the following:
	$923 Federal National Mortgage Association, 3.5%, 4/1/47
	$1,100,794 U.S. Treasury Notes, 2.5%, 1/15/22.
1,180,000	2.54%, $1,180,000 RBC Capital Markets LLC, 2.54%, dated 7/31/19 plus accrued interest on 8/1/19 collateralized by the following:	1,180,000
	$1,027 Federal National Mortgage Association, 3.5%, 4/1/49
	$1,202,658 Government National Mortgage Association, 4.0 - 5.0%, 1/20/49 - 6/20/49.
		$2,260,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $2,260,000)	$2,260,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $745,140,357)	$749,284,092
	OTHER ASSETS AND LIABILITIES - 0.7%	$5,650,184
	NET ASSETS - 100.0%	$754,934,276

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $396,107,890, or 52.5% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at July 31, 2019.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Security is in default.
(f)	Securities are restricted as to resale.
(g)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2019.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	ANR, Inc. warrants are exercisable into 4,728,525 shares.
(l)	BioScrip, Inc. warrants are exercisable into 2,136 shares.
(m)	BioScrip, Inc. warrants are exercisable into 2,136 shares.
(n)	Contura Energy, Inc. warrants are exercisable into 921 shares.
(o)	Midstates Petroleum Co., Inc. warrants are exercisable into 7,233 shares.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
8,192,638	Markit CDX North America High Yield Index Series 23	Receive	5.00%	12/20/19	$366,274	$(220,664)	$145,610
5,617,200	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	311,505	(56,387)	255,118
7,075,200	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	400,810	212,493	613,303
7,533,900	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	381,148	220,685	601,833
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$1,459,737	$156,127	$1,615,864

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(77,625)	$45,659	$(31,966)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	31,610	(19,227)
655,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(80,238)	49,893	(30,345)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(208,700)	$127,162	$(81,538)
TOTAL SWAP CONTRACTS						$1,251,037	$283,289	$1,534,326

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$–	$–	$1,045,060	$1,045,060
All Other Common Stocks	722,383	–	–	722,383
Convertible Preferred Stocks
Health Care Providers & Services	–	–	112,946	112,946
All Other Convertible Preferred Stocks	11,517,530	–	–	11,517,530
Preferred Stock	2,579,194	–	–	2,579,194
Asset Backed Security	–	775,429	–	775,429
Collateralized Mortgage Obligations	–	6,681,895	–	6,681,895
Convertible Corporate Bonds	–	30,441,205	–	30,441,205
Corporate Bonds	–	589,004,298	–	589,004,298
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	620,270	620,270
Multiperil - Worldwide	–	–	3,256,639	3,256,639
Windstorm - Florida	–	–	625,053	625,053
Windstorm - U.S. Regional	–	–	348,310	348,310
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,781,096	1,781,096
Multiperil - Worldwide	–	–	9,076,303	9,076,303
All Other Insurance-Linked Securities	–	8,864,020	–	8,864,020
Senior Secured Floating Rate Loan Interests	–	34,036,981	–	34,036,981
U.S. Government and Agency Obligations	–	45,472,101	–	45,472,101
Rights/Warrants
Oil, Gas & Consumable Fuels	–	60,303	3,076	63,379
Repurchase Agreements	–	2,260,000	–	2,260,000
Total Investments in Securities	$14,819,107	$717,596,232	$16,868,753	$749,284,092
Other Financial Instruments
Swap contracts, at value	$–	$1,534,326	$–	$1,534,326
Total Other Financial Instruments	$–	$1,534,326	$–	$1,534,326

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Convertible Preferred Stocks	Insurance- Linked Securities	Rights/ Warrants	Total
Balance as of 10/31/18	$1,497,919	$67,898	$21,319,302	$2,713	$22,887,832
Realized gain (loss)	--	--	(148,310)	--	(148,310)
Change in unrealized appreciation (depreciation)	(452,859)	45,048	(948,511)	363	(1,355,959)
Accrued discounts/premiums	--	--	--	--	--
Purchases	--	--	10,510,443	--	10,510,443
Sales	--	--	(15,025,253)	--	(15,025,253)
Transfers in to Level 3*	--	--	--	--	–
Transfers out of Level 3*	--	--	--	--	–
Balance as of 7/31/19	$1,045,060	$112,946	$15,707,671	$3,076	$16,868,753

*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $(1,188,180).